Annual Operating Expenses {- Brokerage and Investment Management Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Brokerage and Investment Management Portfolio - Brokerage and Investment Management Portfolio-Default
	Apr. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.75%	[1]

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.